UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

13FCON P
5/12/08

Form 13F COVER PAGE – CONFIDENTIAL PORTION

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:__________
This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries.

RECEIVED
NOV 0 6 2007
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Lehman Brothers Holdings Inc.
Address: 745 Seventh Avenue
New York, New York 10019

NON-PUBLIC

Form 13F File Number: 28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James J. Killerlane III
Title: Vice President
Phone: 212 526-1695

CONFIDENTIAL TREATMENT EXPIRED

[redacted]

08017078

Signature, Place and Date of Signing:

[signature] New York, NY November 5, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PROCESSED
SEP 0 9 2008
THOMSON REUTERS

Confidential Treatment Request

FORM 13F SUMMARY PAGE – CONFIDENTIAL PORTION

CONFIDENTIAL

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total	49,675 (thousands)

Please note that this submission consists solely of confidential information omitted from the publicly available Form 13F filed concurrently by the Reporting Manager with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-1159	Lehman Brothers Inc.

CONFIDENTIAL LIST TO SEC - THIRD QUARTER 2007

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ANDREW CORP	COMMON	034425108	27700	2000000	SH		DEFINED	1	2000000	0	0
FIRST CHARTER CORP-N.C.	COMMON	319439105	13400	444152	SH		DEFINED	1	444152	0	0
STERLING FINANCIAL CORP-PA	COMMON	859317109	8575	500000	SH		DEFINED	1	500000	0	0

END